Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	4
Conventional tanker [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Operating lease arrangement period, lessee	1 year
Conventional tanker [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Operating lease arrangement period, lessee	1 year